Segment Information (Tables)	12 Months Ended
Aug. 31, 2017
Segment Reporting [Abstract]
Schedule of Revenue and Operating Results by Segments

The revenue and operating results by segments were as follows:

For the year ended August 31, 2015

	International	Bilingual		Complementary
	Schools	Schools	Kindergartens	Education Service	Combined
	RMB	RMB	RMB	RMB	RMB
Revenue	305,904	245,359	191,318	3,269	745,850
Cost of revenue	(289,669)	(213,877)	(150,759)	(1,292)	(655,597)

Gross profit	16,235	31,482	40,559	1,977	90,253

For the year ended August 31, 2016

	International Schools	Bilingual Schools	Kindergartens	Complementary Education Service	Combined
	RMB	RMB	RMB	RMB	RMB
Revenue	423,122	328,678	252,013	36,516	1,040,329
Costs of revenue	(312,527)	(228,889)	(168,157)	(26,632)	(736,205)

Gross profit	110,595	99,789	83,856	9,884	304,124

For the year ended August 31, 2017

	International Schools	Bilingual Schools	Kindergartens	Complementary Education Service	Combined
	RMB	RMB	RMB	RMB	RMB
Revenue	505,595	413,404	312,008	97,360	1,328,367
Costs of revenue	(360,044)	(262,283)	(178,758)	(59,245)	(860,330)

Gross profit	145,551	151,121	133,250	38,115	468,037